Acquisition of Stingray Entities - Narrative (Details) - shares shares in Millions	Nov. 24, 2014	Nov. 24, 2016
Stingray Pressure Pumping LLC
Business Acquisition [Line Items]
Limited partner units issued (in shares)	9.6
Stingray Logistics LLC
Business Acquisition [Line Items]
Limited partner units issued (in shares)	0.4
Limited Partner | Stingray Pressure Pumping LLC
Business Acquisition [Line Items]
Ownership percent		31.96%
Limited Partner | Stingray Logistics LLC
Business Acquisition [Line Items]
Ownership percent		1.21%